Prudential Day One 2020 Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 91.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	553,173	$5,852,571
PGIM Global Real Estate Fund (Class R6)	149,911	2,902,278
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	47,024	474,007
PGIM QMA Commodity Strategies Fund (Class R6)	334,599	2,472,684
PGIM QMA International Developed Markets Index Fund (Class R6)	329,126	3,360,372
PGIM QMA Large-Cap Core Equity Fund (Class R6)	548,101	7,695,340
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	107,005	940,578
PGIM QMA US Broad Market Index Fund (Class R6)	293,475	3,853,321
PGIM TIPS Fund (Class R6)	943,335	9,697,485
PGIM Total Return Bond Fund (Class R6)	513,889	7,328,055

Total Long-Term Investments (cost $43,714,803)		44,576,691

Short-Term Investment 8.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,902,642)	3,902,642	3,902,642

TOTAL INVESTMENTS 99.9% (cost $47,617,445)(w)		48,479,333
Other assets in excess of liabilities 0.1%		34,419

Net Assets 100.0%		$48,513,752

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds